Divestiture and discontinued operations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Net cash provided by (used in) operating activities	$ 783	$ (6,164)	$ (6,526)
Net cash provided by (used in) investing activities	0	1,245	(440)
Net cash provided by (used in) financing activities	$ 0	$ 3,678	$ 18,592